Accounts and Other Receivables - Components of Accounts and Other Receivables (Detail) - USD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Receivables [Abstract]
Trade receivables	$ 196.9	$ 194.5
Other receivables and advances	7.1	5.9
Provision for doubtful trade debts	(1.3)	(0.9)	$ (1.1)	$ (0.8)
Total accounts and other receivables	$ 202.7	$ 199.5